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                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ];           Amendment Number:___
      This Amendment(Check only one):             [  ] is a restatement
                                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Macquarie Bank Limited
Address:  1 Martin Place
          Sydney, NSW 2000, Australia

Form 13F File Number:  28-13122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dennis Leong
Title: Company Secretary
Phone: 61 2 8232 3333

Signature, Place, and Date of Signing

/s/ Dennis Leong                  Sydney, Australia            November 6, 2009
------------------------          -----------------            ----------------
      [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NO.      13F FILE #                                  NAME
---      ---------------------------    --------------------------------
01       028-13120                      Macquarie Group Limited